Goodwill and Other Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets, Total	$ 25	$ 27	$ 52	$ 55